RESTRICTED CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 32,902	$ 30,777
McCoy-Cove, Nevada
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	1,955	600
Lone Tree, Nevada
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	25,877	25,593
Ruby Hill, Nevada
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	4,604	4,584
Granite Creek, Nevada
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 466	$ 0